Related party balances and transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Jul. 31, 2022
Related Party Transactions [Abstract]
Schedule of related party balances

Other receivables – related parties

Name of Related Party	Relationship	Nature	As of March 31, 2023	As of December 31, 2022
			(Unaudited)
KR Hill Capital Pte Ltd	Shareholders of this entity also are the shareholders of the Company	Related party advance, due on demand	$241	$239
Kent Ridge Medical Ptd Ltd	Shareholders of this entity also are the shareholders of the Company	Related party advance, due on demand	249	247
Janic Limited	Shareholder of the Company	Related party advance, due on demand	730	724
Cadence Health Pte Ltd*	Shareholders of this entity also are the shareholders of the Company		276,742	266,653
Total			$277,962	$267,863

*	As of date of the issuance of these unaudited condensed consolidated financial statements, this receivable has been repaid by the related party.

Convertible notes – related parties

See Note 8 – Credit facilities, convertible notes – related parties.

Other payables – related parties

Name of Related Party	Relationship	Nature	As of March 31, 2023	As of December 31, 2022
			(Unaudited)
Chee Yin Meh	Shareholder of Scotgold Holding Ltd which is the shareholder of the Company	Operating expense paid on behalf of the Company	$123,728	$122,739
Kelvin Chen	CEO and shareholder of the Company	Operating expense paid on behalf of the Company	748,260	589,681
Kent Ridge Health Pte Ltd (1)	Shareholders of this entity also are the shareholders of the Company	Operating expense paid on behalf of the Company	696,340	696,508
Kent Ridge Pacific Pte Ltd	Shareholders of this entity also are the shareholders of the Company	Operating expense paid on behalf of the Company	15,065	20,303
Watermark Developments Ltd	Shareholder of the Company	Operating expense paid on behalf of the Company	56,396	55,945
Mount Locke Limited	Shareholder of the Company	Operating expense paid on behalf of the Company	3,747	3,753
UG Digital Sdn Bhd	UGD, subsidiary of the Company owned 40% of this company	Operating expense paid on behalf of the Company	24,223	33,016
Total			$1,667,759	$1,521,945

(1)	On December 16, 2022, the Company has signed a loan agreement (“Agreement”) with Kent Ridge Health Pte Ltd (“KRHPL”), a related party. Pursuant to the Agreement, KRHPL agreed to fully remit the loan payment to Koh Wee Sing on behalf of the Company. As a result, such short-term loan- third party was transfer to other payable, related parties under KRHPL’s balance as of March 31, 2023.

Other receivables – related parties

Name of Related Party	Relationship	Nature	As of December 31, 2022	As of December 31, 2021

KR Hill Capital Pte Ltd	Shareholders of this entity also are the shareholders of the Company	Related party advance, due on demand	$239	$237
Kent Ridge Medical Ptd Ltd	Shareholders of this entity also are the shareholders of the Company	Related party advance, due on demand	247	245
UG Digital Sdn Bhd	UGD, subsidiary of the Company owned 40% of this company	Related party advance, due on demand	-	284,673
Janic Limited	Shareholder of the Company	Related party advance, due on demand	724	720
Zukihealth SDN	Kelvin Chen, Chief Executive Office (“CEO”) and shareholder of the Company, is the shareholder of this entity	Related party advance due on demand	-	3,173
Jennifer Goh	President, operation manager, and shareholder of the Company	Employee advance	-	8,527
Fresco Investment Pte Ltd	Fan Know Hin, an immediate family member of a shareholder of the Company, is the shareholder of this entity	Advance due on demand	-	46
Cadence Health Pte Ltd*	Shareholders of this entity also are the shareholders of the Company		266,653	-
Total			$267,863	$297,621

*	As of date of the issuance of these financial statements, this receivable has been repaid by the related party.

Convertible notes – related parties

Please see Note 13 for details.

Account payable – related parties

Name of Related Party	Relationship	Nature	As of December 31, 2022	As of December 31, 2021

Cadence Health Pte Ltd	Shareholders of this entity also are the shareholders of the Company	Medical service fee performed for the employee patients of the Company’s corporate customers	$-	$2,459,411

Other payables – related parties

Name of Related Party	Relationship	Nature	As of December 31, 2022	As of December 31, 2021

Chee Yin Meh	Shareholder of Scotgold Holding Ltd which is the shareholder of the Company	Operating expense paid on behalf of the Company	$122,739	$34,512
Jamie Fan Wei Zhi	An immediate family member of a shareholder of the Company	Operating expense paid on behalf of the Company, and Guarantor fee	-	40,783
Kelvin Chen	CEO and shareholder of the Company	Operating expense paid on behalf of the Company	589,681	295,776
Kent Ridge Health Pte Ltd	Shareholders of this entity also are the shareholders of the Company	Operating expense paid on behalf of the Company	696,508	121,129
Kent Ridge Pacific Pte Ltd	Shareholders of this entity also are the shareholders of the Company	Operating expense paid on behalf of the Company	20,303	33,483
Watermark Developments Ltd	Shareholder of the Company	Operating expense paid on behalf of the Company	55,945	-
Wilke Services Ltd (“Wilke”) (1)	Shareholder of the Company	Investment payable	-	2,746,628
Mount Locke Limited	Shareholder of the Company	Operating expense paid on behalf of the Company	3,753	-
UG Digital Sdn Bhd	UGD, subsidiary of the Company owned 40% of this company	Operating expense paid on behalf of the Company	33,016	-
Total			$1,521,945	$3,272,311

(1)	Upon the closing of the Business Combination, such balance was forgiven by its related party (see Note 16).

Schedule of related party transactions

Related party transactions

Revenue from related parties

Name of Related Party	Relationship	Nature	For the Three Months Ended March 31, 2023	For the Three Months Ended March 31, 2022
			(Unaudited)	(Unaudited)
Cadence Health Pte Ltd	Shareholders of this entity also are the shareholders of the Company	Sales of swab test, and other medical related product	-	135

Purchase from related parties

Name of Related Party	Relationship	Nature	For the Three Months Ended March 31, 2023	For the Three Months Ended March 31, 2022
			(Unaudited)	(Unaudited)
Cadence Health Pte Ltd	Shareholders of this entity also are the shareholders of the Company	Medical service fee provided for the third party medical service revenue	$-	$493,843

Rental expenses

Name of Related Party	Relationship	Nature	For the Three Months Ended March 31, 2023	For the Three Months Ended March 31,2022
			(Unaudited)	(Unaudited)
Kent Ridge Pacific Pte Ltd	Shareholders of this entity also are the shareholders of the Company	Office rental	$26,579	$41,537

Related party transactions

Revenue from related parties

Name of Related Party	Relationship	Nature	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021

Cadence Health Pte Ltd	Shareholders of this entity also are the shareholders of the Company	Sales of swab test, and other medical related product	135	4,640

Purchase from related parties

Name of Related Party	Relationship	Nature	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021

Cadence Health Pte Ltd	Shareholders of this entity also are the shareholders of the Company	Medical service fee provided for the third party medical service revenue	$491,499	$2,349,702

Rental expenses

Name of Related Party	Relationship	Nature	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021

Kent Ridge Pacific Pte Ltd	Shareholders of this entity also are the shareholders of the Company	Office rental	$47,954	$143,589